Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal [Abstract]
Current	$ (193,000)	$ (631,000)	$ (626,000)
Deferred	(347,000)	383,000	(33,865,000)
Total Federal Tax Expense	(540,000)	(248,000)	(34,491,000)
State [Abstract]
Current	2,059,000	2,028,000	2,429,000
Deferred (included in Federal above)	0	0	0
Total State Tax Expense	2,059,000	2,028,000	2,429,000
Total	1,519,000	1,780,000	(32,062,000)
U.S. Federal statutory rate	35.00%
Tax benefit at U.S. statutory rate	(22,945,000)	(23,545,000)	(28,682,000)
State taxes, net of federal income tax	(1,258,000)	(1,373,000)	(1,699,000)
Unrecognized tax benefits	(193,000)	(630,000)	(626,000)
Other, net	(122,000)	(59,000)	124,000
Credits	0	(4,803,000)	(3,354,000)
Valuation allowance	24,138,000	30,489,000	137,000
Officer's compensation	922,000	760,000	2,197,000
Meals and entertainment	486,000	430,000	383,000
Gain on acquisition	266,000	(791,000)	0
Return to provision	225,000	1,302,000	(679,000)
Stock compensation	0	0	137,000
Deferred income tax assets [Abstract]
Operating loss carryforwards	169,792,000	174,433,000
Capital lease obligations	52,720,000	62,136,000
Prepaid revenue	55,386,000	51,726,000
Accrued expenses	50,602,000	40,422,000
Deferred lease liability	46,541,000	48,916,000
Tax credits	20,551,000	20,158,000
Deferred gain on sale leaseback	10,127,000	11,581,000
Fair value of interest rate swaps	522,000	152,000
Total gross deferred income tax asset	406,241,000	409,524,000
Valuation allowance	(65,269,000)	(40,820,000)
Net deferred income tax assets	340,972,000	368,704,000
Deferred income tax liabilities [Abstract]
Property, plant and equipment	415,354,000	454,985,000
Other	8,428,000	11,540,000
Total gross deferred income tax liability	(423,782,000)	(466,525,000)
Net deferred tax liability	(82,810,000)	(97,821,000)
Deferred tax assets (liabilities), Net [Abstract]
Deferred tax asset - current	13,377,000	11,776,000
Deferred tax liability - noncurrent	(96,187,000)	(109,597,000)
Net deferred tax liability	(82,810,000)	(97,821,000)
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards, valuation allowance	49,600,000
Tax Credit Carryforward [Line Items]
Tax credits, valuation allowance	8,500,000	8,100,000
Net operating loss, limitation of utilization	92,000,000
Unrecognized tax benefits [Roll Forward]
Balance at beginning of period	1,439,000
Additions for tax positions related to the current year	48,000
Additions for tax positions related to prior years	201,000
Reductions for tax positions related to prior years	(443,000)
Balance at end of period	1,245,000	1,439,000
Total interest and penalties reserved	500,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	454,600,000	461,500,000
Operating loss carry forwards, valuation allowance	26,589,000	22,940,000
Tax Credit Carryforward [Line Items]
Tax credits, valuation allowance	400,000	6,408,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards, valuation allowance	7,200,000	9,700,000
Restricted Stock [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	$ 9,000,000	$ 26,900,000